SHARE-BASED COMPENSATION - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement options unrecognized compensation	$ 49,907
Share based compensation by share based payment arrangement weighted average period of recognition	2 years 10 months 20 days
Unrecognized compensation cost, weighted average period	2 years 10 months 20 days
Share based compensation by share based payment arrangement weighted average grant date fair value per share	$ 4.75	$ 3.01	$ 1.58
Two Thousand And Sixteen Share Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement contractual term		7 years
Share based compensation by share based payment arrangement service based vesting term		4 years
2021 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock shares reserved for future issuance	4,617,720
Share based compensation by share based payment arrangement contractual term	7 years
Share based compensation by share based payment arrangement service based vesting term	4 years